Share-based Payments - Schedule of Number and Weighted Average Exercise Prices of ACTW Option Plan (Detail) - ACTW Option Plan [Member] - Employee Stock Option Plan 2014 [Member]	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure of outstanding stock options [Line Items]
Weighted-average exercise price (per share), Outstanding Beggining balance | $ / shares	$ 10	$ 10
Weighted average exercise price (per share), Options exercised | $ / shares	10	10
Weighted average exercise price (per share), Options expired | $ / shares	0	0
Weighted-average exercise price (per share), Outstanding Ending Balance | $ / shares	$ 0	$ 10
Number of options, Outstanding Beggining balance	13,291,000	16,601,000
Number of options, Options exercised	(11,995,000)	(2,260,000)
Number of options, Options expired	(1,296,000)	(1,050,000)
Number of options, Outstanding at Ending balance	0	13,291,000
Number of options, Exercisable at Ending balance	0	13,291,000